Condensed Financial Information of the Parent Company (Details) - Schedule of Income and Comprehensive Income - Parent [Member] - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Condensed Statement of Income Captions [Line Items]
Share of income of subsidiaries and VIEs	$ 5,649,451	$ 10,233,775	$ 9,681,207
Net income	5,649,451	10,233,775	9,681,207
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil tax	(837,040)	(729,348)	58,355
Total comprehensive income	$ 4,812,411	$ 9,504,427	$ 9,739,562